OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) £ in Millions, AED in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 AED	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 1,155
New York, Brooklyn, Dallas, Camarillo, Washington DC and Houston
Disclosure of contingent liabilities [line items]
Capital commitments	2,012
London
Disclosure of contingent liabilities [line items]
Capital commitments	218	£ 289
Dubai
Disclosure of contingent liabilities [line items]
Capital commitments	163		AED 600
Brookfield Asset Management | Brookfield Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Consideration						$ 4,400
Contributed commitments						$ 1,300
Unfulfilled commitments	170
Brookfield Asset Management | Brookfield Strategic Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Consideration					$ 9,000
Contributed commitments					$ 2,300
Unfulfilled commitments	$ 1,000
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Consideration				$ 2,900
Contributed commitments				400
Unfulfilled commitments				$ 370